DEFERRED TAX	12 Months Ended
Dec. 31, 2018
Disclosure of deferred taxes [text block] [Abstract]
Disclosure of deferred taxes [text block]

31    Deferred tax

The Group’s and the Bank’s deferred tax assets and liabilities are as follows:

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Statutory position
Deferred tax assets	3,222	3,104	1,984	1,995
Deferred tax liabilities	–	–	–	–
Net deferred tax asset	3,222	3,104	1,984	1,995

Tax disclosure
Deferred tax assets	4,738	4,904	2,732	2,954
Deferred tax liabilities	(1,516)	(1,800)	(748)	(959)
Net deferred tax asset	3,222	3,104	1,984	1,995

The statutory position reflects the deferred tax assets and liabilities as disclosed in the consolidated balance sheet and takes into account the ability of the Group and the Bank to net assets and liabilities where there is a legally enforceable right of offset. The tax disclosure of deferred tax assets and liabilities ties to the amounts outlined in the tables below which splits the deferred tax assets and liabilities by type, before such netting.

As a result of legislation enacted in 2016, the UK corporation tax rate will reduce from 19 per cent to 17 per cent on 1 April 2020. The Group measures its deferred tax assets and liabilities at the value expected to be recoverable or payable in future periods, and re-measures them at each reporting date based on the most recent estimates of utilisation or settlement, including the impact of bank surcharge where appropriate. The deferred tax impact of this re-measurement in 2018 is a credit of £18 million in the income statement and a charge of £21 million in other comprehensive income.

On 29 October 2018, the UK government announced its intention to restrict the use of capital tax losses to 50 per cent of any future gains arising. Had this restriction been substantively enacted at 31 December 2018, the effect would have been to reduce net deferred tax assets by £14 million for the Group and £4 million for the Bank.

Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

The Group Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Pension liabilities £m	Provisions £m	Share-based payments £m	Other temporary differences £m	Total £m
At 1 January 2017	4,254	937	196	40	28	24	5,479
(Charge) credit to the income statement	(243)	(222)	(281)	(9)	7	(19)	(767)
Credit to other comprehensive income	–	–	164	25	–	–	189
Impact of acquisitions and disposals	–	–	–	–	–	3	3
At 31 December 2017	4,011	715	79	56	35	8	4,904
Adjustment on adoption of IFRS 9 and IFRS 15 (note 50)	–	–	–	299	–	3	302
At 1 January 2018	4,011	715	79	355	35	11	5,206
(Charge) credit to the income statement	(228)	(69)	92	(21)	(2)	(5)	(233)
Charge to other comprehensive income	–	–	(92)	(138)	–	–	(230)
Charge to equity	–	–	–	–	(5)	–	(5)
At 31 December 2018	3,783	646	79	196	28	6	4,738

Deferred tax liabilities	Acquisition fair value £m	Pension assets £m	Derivatives £m	Asset revaluations[1] £m	Other temporary differences £m	Total £m
At 1 January 2017	(745)	(85)	(656)	(233)	(157)	(1,876)
(Charge) credit to the income statement	70	199	(120)	(36)	65	178
(Charge) credit to other comprehensive income	–	(295)	284	68	–	57
Impact of acquisitions and disposals	(157)	–	–	–	(2)	(159)
At 31 December 2017	(832)	(181)	(492)	(201)	(94)	(1,800)
(Charge) credit to the income statement	134	(67)	(33)	(37)	1	(2)
(Charge) credit to other comprehensive income	–	(25)	137	137	–	249
Impact of acquisitions and disposals	–	–	–	–	34	34
Exchange and other adjustments	–	–	–	–	3	3
At 31 December 2018	(698)	(273)	(388)	(101)	(56)	(1,516)

1	Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets).

The Bank Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Pension liabilities £m	Provisions £m	Share-based payments £m	Other temporary differences £m	Total £m
At 1 January 2017	2,606	577	118	36	28	–	3,365
(Charge) credit to the income statement	(173)	(173)	(211)	(14)	(3)	5	(569)
Credit to other comprehensive income	–	–	133	25	–	–	158
At 31 December 2017	2,433	404	40	47	25	5	2,954
Adjustment on adoption of IFRS 9 and IFRS 15 (note 50)	–	–	–	151	–	–	151
At 1 January 2018	2,433	404	40	198	25	5	3,105
(Charge) credit to the income statement	(149)	(60)	60	(7)	(5)	(4)	(165)
Charge to other comprehensive income	–	–	(70)	(138)	–	–	(208)
At 31 December 2018	2,284	344	30	53	20	1	2,732

Deferred tax liabilities	Pension assets £m	Derivatives £m	Asset revaluations[1] £m	Other temporary differences £m	Total £m
At 1 January 2017	(69)	(648)	(225)	(137)	(1,079)
(Charge) credit to the income statement	137	–	(24)	74	187
(Charge) credit to other comprehensive income	(243)	130	46	–	(67)
At 31 December 2017	(175)	(518)	(203)	(63)	(959)
(Charge) credit to the income statement	(45)	–	(14)	32	(27)
Credit to other comprehensive income	44	87	114	–	245
Exchange and other adjustments	–	–	–	(7)	(7)
At 31 December 2018	(176)	(431)	(103)	(38)	(748)

1	Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets).

Deferred tax not recognised

No deferred tax has been recognised in respect of foreign trade losses where it is not more likely than not that we will be able to utilise them in future periods. Of the asset not recognised, £36 million for the Group and £nil for the Bank (2017: £35 million for the Group and £nil for the Bank) relates to losses that will expire if not used within 20 years, and £52 million for the Group and £7 million for the Bank (2017: £56 million for the Group and £11 million for the Bank) relates to losses with no expiry date.

Deferred tax assets of approximately £121 million (2017: £76 million) for the Group and £98 million (2017: £23 million) for the Bank have not been recognised in respect of £688 million for the Group and £566 million for the Bank of UK tax losses and other temporary differences which can only be used to offset future capital gains. UK capital losses can be carried forward indefinitely.

In addition, no deferred tax asset is recognised in respect of unrelieved foreign tax credits of £46 million (2017: £46 million) for the Group and £7 million (2017: £7 million) for the Bank, as there are no expected future taxable profits against which the credits can be utilised. These credits can be carried forward indefinitely.

As a result of parent company exemptions on dividends from subsidiaries and on capital gains on disposal there are no significant taxable temporary differences associated with investments in subsidiaries, branches, associates and joint arrangements.